Investments in Other Companies (Details) - Schedule of investments in other companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates
Equity	$ 152,004	$ 173,463
Assets	42,338	48,442
Income	$ (5,099)	$ 6,039	$ 6,811
Servipag Ltda. [Member]
Associates
Ownership Interest	50.00%	50.00%
Equity	$ 13,268	$ 12,292
Assets	6,631	6,271
Income	$ 359	$ 572	701
Artikos Chile S.A. [Member]
Associates
Ownership Interest	50.00%	50.00%
Equity	$ 2,547	$ 2,399
Assets	1,439	1,387
Income	553	624	583
Joint Venture [Member]
Associates
Equity	15,815	14,691
Assets	8,070	7,658
Income	$ 912	$ 1,196	1,284
Transbank S.A. [Member]
Associates
Ownership Interest	26.16%	26.16%
Equity	$ 67,337	$ 82,667
Assets	17,613	21,973
Income	$ (4,360)	$ 3,505	3,262
Administrador Financiero del Transantiago S.A. [Member]
Associates
Ownership Interest	20.00%	20.00%
Equity	$ 19,171	$ 19,174
Assets	3,951	3,985
Income	$ 389	$ 390	582
Redbanc S.A. [Member]
Associates
Ownership Interest	38.13%	38.13%
Equity	$ 8,663	$ 9,221
Assets	3,307	3,549
Income	$ (242)	$ 330	325
Centro de Compensación Automatizado S.A. [Member]
Associates
Ownership Interest	33.33%	33.33%
Equity	$ 8,182	$ 6,464
Assets	2,787	2,184
Income	$ 603	$ 294	305
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member]
Associates
Ownership Interest	29.63%	29.63%
Equity	$ 8,626	$ 17,675
Assets	2,556	5,238
Income	$ (2,682)	$ 5	735
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Associates
Ownership Interest	26.81%	26.81%
Equity	$ 5,526	$ 4,811
Assets	1,564	1,359
Income	$ 276	$ 231	204
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Associates
Ownership Interest	12.33%	12.33%
Equity	$ 12,248	$ 12,470
Assets	1,510	1,538
Income	$ (24)	$ 59	56
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Associates
Ownership Interest	15.00%	15.00%
Equity	$ 6,436	$ 6,290
Assets	980	958
Income	29	29	58
Associates [Member]
Associates
Equity	136,189	158,772
Assets	34,268	40,784
Income	$ (6,011)	$ 4,843	$ 5,527